Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Commitments
Summary of license payments for non-capitalized or not yet capitalized

	As of December 31,
in €’000	2024	2023
less than one year	61,358	41,165
between more than one and less than two years	68,009	43,734
between more than two and less than three years	72,074	46,477
between more than three and less than four years	62,974	49,280
more than four years	36,547	39,241
Total	300,962	219,897